Long-Term Debt - Term Loan Facility and Revolving Credit (Details) - USD ($)		1 Months Ended			12 Months Ended
	May 31, 2017	Jul. 31, 2019	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2020
Revolving Credit Facility
Long-Term Debt
Maximum borrowing capacity	$ 8,000,000.0
Borrowing capacity					$ 6,900,000	$ 8,000,000.0
Interest rate	2.25%
Prepayment penalties until January 21, 2023 (as a percent)	3.00%
Prepayment penalties after January 21, 2023 (as a percent)	2.00%
Unused line fee (as a percent)	0.50%
Weighted average interest rate					7.20%	7.20%
LIBOR | Revolving Credit Facility
Long-Term Debt
Basis spread on variable rate	4.95%
Term Loan Facility
Long-Term Debt
Face amount of debt	$ 12,000,000
Proceeds from Issuance of Debt		$ 3,500,000	$ 3,000,000.0	$ 1,500,000
Total amount outstanding		$ 20,000,000
Interest rate		2.25%
Exit fee (as a percent)	6.50%
Weighted average interest rate					9.50%	9.50%
Percentage of casualty proceeds in excess of $250,000 to redeem loan balance	100.00%
Percentage of cash proceeds of non-ordinary course asset sale or sale of borrowing base assets required to redeem loan balance	100.00%
Casualty proceeds threshold amount in excess of which is used to redeem loan balance	$ 250,000
Term Loan Facility | Minimum
Long-Term Debt
Prepayment penalties (as a percent)	2.00%
Term Loan Facility | Maximum
Long-Term Debt
Prepayment penalties (as a percent)	3.00%
Term Loan Facility | LIBOR
Long-Term Debt
Variable rate divider		1.00%
Basis spread on variable rate		7.25%